CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
Net Income (Loss)	$ 63,569	$ (2,595,941)	$ 515,014
Other comprehensive income (loss)
Foreign currency translation adjustments, net of tax of nil	74,491	370,885	(217,949)
Comprehensive income (loss) attributable to CooTek (Cayman) Inc.	138,060	(2,225,056)	297,065
Total comprehensive income (loss) attributable to ordinary shares of CooTek (Cayman) Inc.	$ 138,060	$ (2,225,056)	$ 297,065